Cash, Cash Equivalents and Short-term Investments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Investments, Debt and Equity Securities [Abstract]
Summary of cash, cash equivalents and short-term investments
The following tables summarize our cash, cash equivalents and short-term investments as of June 30, 2018 and December 31, 2017 (in thousands):

June 30, 2018	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Cash and money market funds	$24,601	$—	$—	$24,601
Corporate debt
Due in one year or less	21,054	—	(8)	21,046
U.S. government securities
Due in one year or less	7,982	—	(1)	7,981
Total	$53,637	$—	$(9)	$53,628
Reported as:
Cash and cash equivalents	$24,601	$—	$—	$24,601
Short-term investments	29,036	—	(9)	29,027
Total	$53,637	$—	$(9)	$53,628

December 31, 2017	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Cash and money market funds	$15,703	$—	$—	$15,703
Corporate debt
Due in one year or less	38,053	—	(21)	38,032
U.S. government securities
Due in one year or less	13,474	—	(6)	13,468
Total	$67,230	$—	$(27)	$67,203
Reported as:
Cash and cash equivalents	$15,703	$—	$—	$15,703
Short-term investments	51,527	—	(27)	51,500
Total	$67,230	$—	$(27)	$67,203

The following tables summarize our cash, cash equivalents and short-term investments as of December 31, 2017 and 2016 (in thousands):

December 31, 2017	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Cash and money market funds	$15,703	$—	$—	$15,703
Corporate debt securities:
Due in one year or less	38,053	—	(21)	38,032
U.S. government securities:
Due in one year or less	13,474	—	(6)	13,468
Total	$67,230	$—	$(27)	$67,203
Reported as:
Cash and cash equivalents	$15,703	$—	$—	$15,703
Short-term investments	51,527	—	(27)	51,500
Total	$67,230	$—	$(27)	$67,203

December 31, 2016	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Cash and money market funds	$43,930	$—	$—	$43,930
Corporate debt securities:
Due in one year or less	48,492	3	(29)	48,466
U.S. government securities:
Due in one year or less	14,013	—	(16)	13,997
Due in two years or less	8,013	—	(18)	7,995
Total	$114,448	$3	$(63)	$114,388
Reported as:
Cash and cash equivalents	$43,930	$—	$—	$43,930
Short-term investments	70,518	3	(63)	70,458
Total	$114,448	$3	$(63)	$114,388